CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 110,016	$ 74,807	$ 69,008
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,404	15,406	7,806
Amortization of loan fees and debt premium	1,488	1,678	1,315
Unit-based compensation expense	5,345	4,360	4,279
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(3,954)	(12,439)	(12,319)
Increase (Decrease) in Accounts Receivable	2,871	(4,294)	0
Prepaids and other current assets	(39)	3,152	(117)
Accounts payable - affiliates	721	3,513	215
Accounts payable and accrued liabilities	(2,086)	7,920	3,488
Increase (Decrease) in Deferred Revenue	486	952	0
Other assets and liabilities	(1,070)	(1,002)	(19)
Net cash provided by operating activities	138,182	94,053	73,656
Cash flows from investing activities:
Cash paid in acquisition	(10,097)	(98,373)
Expenditures for property, plant and equipment	(80,161)	(25,573)	(10,005)
Purchases of marketable securities	(75,036)	(1,909,965)	(2,067,286)
Maturities of marketable securities	115,060	2,104,209	2,067,983
Net cash (used in) provided by investing activities	(50,234)	70,298	(9,308)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	0	138,378	0
Distribution to PBF LLC related to Offering	0	(175,000)	(112,500)
Distributions to unitholders	(85,430)	(67,534)	(49,524)
Distribution to parent	0	0	(1,036)
Contribution from parent	10,439	15,184	12,849
Proceeds from issuance of senior notes	178,500	0	350,000
Repayment of term loan	(39,664)	(194,536)	(700)
Proceeds from revolving credit facility	20,000	194,700	24,500
Repayment of revolving credit facility	(179,500)	(30,000)	(275,100)
Repayment of Affiliate Note Payable	(11,600)	0	0
Deferred financing costs	(3,706)	0	(8,324)
Net cash used in financing activities	(132,505)	(118,808)	(59,835)
Net change in cash and cash equivalents	(44,557)	45,543	4,513
Cash and cash equivalents at beginning of year	64,221	18,678	14,165
Cash and cash equivalents at end of period	19,664	64,221	18,678
Supplemental cash flow disclosures:
Contribution of net assets from PBF LLC	527	15	3,256
Accrued capital expenditures	1,423	1,540	0
Notes Issued	11,600	0	0
Interest (including capitalized interest of $1,219, $118, and $0 in 2017, 2016 and 2015, respectively)	30,450	28,668	17,017
Interest Paid, Capitalized	1,219	118	0
Plains Asset Purchase [Member]
Cash flows from investing activities:
Cash paid in acquisition	0	(98,373)	0
Toledo Terminal [Member]
Cash flows from investing activities:
Cash paid in acquisition	(10,097)	0	0
PBF LLC [Member]
Cash flows from financing activities:
Distribution to PBF LLC related to Offering	$ (21,544)	$ 0	$ 0